INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITELIVED INTANGIBLE ASSETS

As of March 31, 2022 and December 31, 2021, the Company has the following intangible assets:

	2022	2021
Intellectual property - software – 5 year-life	$3,150,000	$-
Customer relationship – 5 year-life	275,000	-
Accumulated amortization	(91,716)	-
	$3,333,284	$-

SCHEDULE OF GOODWILL

As of March 31, 2022 and December 31, 2021, the Company has recorded goodwill as follows:

	2022	2021
Tickeri	$3,353,392	$3,353,392
Monster Creative	3,177,954	3,177,954
BizSecure	3,981,000	-
Ixaya	-	-
	$10,512,346	$6,531,346
As of December 31, 2021 and 2020, the Company has recorded goodwill as follows:
	2021	2020
Tickeri	$3,353,392	$-
Monster Creative	3,177,954	-
	$6,531,346	$-